Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy
Cybersecurity Risk Management Processes Integrated [Text Block]	of the Company’s broader risk management processes, which are currently in development, cybersecurity risk is being incorporated as a component of management’s overall approach to identifying and monitoring risks to the Company’s operations and objectives.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this Annual Report, we are not aware of any cybersecurity incidents or material risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Audit Committee has been designated by the Board as responsible for oversight of cybersecurity risks. Pursuant to its Charter, the Audit Committee is mandated to periodically review and discuss the material risks relating to data privacy, technology and information security, including cybersecurity threats and back-up of information systems, as well as the Company’s processes for assessing, identifying and managing such risks, and the Company’s internal controls and disclosure controls and procedures relating to cybersecurity incidents. The Audit Committee reports to the full Board on risk matters, including cybersecurity, as appropriate.